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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment[ ]; Amendment Number: ______

        This Amendment (Check only one): [  ] is a restatement
                                         [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Parametric Risk Advisors, LLC
Address: 274 Riverside Avenue
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Berggren
Title: Chief Compliance Officer
Phone: 203-227-1700

   /S/ Brad Berggren           Westport, CT         January 15, 2008
--------------------------  ---------------------  --------------------
      [Signature]              [City, State]             [Date]

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Report Type (Check only one.)

[x]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:      1
Form 13F Information Table Entry Total: 9,068,736
Form 13F Information Table Value Total  400,774.725 (thousands)

List of Other Included Managers:

No. Form 13F File Number              Name
  1                      William & Flora Hewlett Foundation
___   ________________                ______________

Other Managers Reporting for this Manager:

No. Form 13F File Number Name

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
                                                                                                 Voting    Voting     Voting
                                                            Shares/Prn  Sh/ Investment  Other   Authority Authority  Authority
Name of Issuer    Title of Class   CUSIP    Market Value      Amount    Prn Discretion Managers   Sole     Shared      None
--------------    -------------- --------- --------------- ------------ --- ---------- -------- --------- --------- ------------
3M CO............ COMMON SHARES  88579Y101 $  1,517,760.00    18,000.00 Sh      SOLE                                   18,000.00
AEG Stock........ COMMON SHARES  007924103 $     68,367.00     3,900.00 Sh      SOLE                                    3,900.00
AGILENT
TECHNOLOGIES
INC.............. COMMON SHARES  00846U101 $ 91,850,000.00 2,500,000.00 Sh    SHARED      1                         2,500,000.00
AMERICAN
INTERNATIONAL
GROUP............ COMMON SHARES  026874107 $    297,330.00     5,100.00 Sh      SOLE                                    5,100.00
AMERICAN
INTERNATIONAL
GROUP............ COMMON SHARES  026874107 $  4,150,377.00    71,190.00 Sh      SOLE                                   71,190.00
ANHEUSER-BUSCH
COS INC.......... COMMON SHARES  035229103 $    104,680.00     2,000.00 Sh      SOLE                                    2,000.00
AUTOMATIC DATA
PROCESSING....... COMMON SHARES  053015103 $  1,424,960.00    32,000.00 Sh      SOLE                                   32,000.00
BANK OF AMERICA
CORP............. COMMON SHARES  060505104 $     70,142.00     1,700.00 Sh      SOLE                                    1,700.00
BEAR STEARNS
COMPANIES INC.... COMMON SHARES  073902108 $    882,500.00    10,000.00 Sh      SOLE                                   10,000.00
BOEING CO........ COMMON SHARES  097023105 $    122,444.00     1,400.00 Sh      SOLE                                    1,400.00
CAMPBELL SOUP
CO............... COMMON SHARES  134429109 $    214,880.22     6,014.00 Sh      SOLE                                    6,014.00
CARDINAL HEALTH
INC.............. COMMON SHARES  14149Y108 $     80,850.00     1,400.00 Sh      SOLE                                    1,400.00
CLOROX
COMPANY.......... COMMON SHARES  189054109 $     97,755.00     1,500.00 Sh      SOLE                                    1,500.00
COLGATE-
PALMOLIVE CO..... COMMON SHARES  194162103 $    266,857.08     3,423.00 Sh      SOLE                                    3,423.00
COMCAST CORP-
SPECIAL CL A..... COMMON SHARES  20030N200 $ 10,872,000.00   600,000.00 Sh      SOLE                                  600,000.00
EMERSON
ELECTRIC CO...... COMMON SHARES  291011104 $  2,266,400.00    40,000.00 Sh      SOLE                                   40,000.00
ENERGIZER
HOLDINGS INC..... COMMON SHARES  29266R108 $    145,769.00     1,300.00 Sh      SOLE                                    1,300.00
ENERGY SELECT
SECTOR SPDR...... COMMON SHARES  81369Y506 $  4,398,531.30    55,530.00 Sh      SOLE                                   55,530.00
FANNIE MAE....... COMMON SHARES  313586109 $    129,695.12     3,244.00 Sh      SOLE                                    3,244.00
FIFTH THIRD
BANCORP.......... COMMON SHARES  316773100 $     60,312.00     2,400.00 Sh      SOLE                                    2,400.00
GENERAL ELECTRIC
CO............... COMMON SHARES  369604103 $    270,611.00     7,300.00 Sh      SOLE                                    7,300.00
GENERAL ELECTRIC
CO............... COMMON SHARES  369604103 $  2,823,621.90    76,170.00 Sh      SOLE                                   76,170.00
GOLDMAN SACHS
GROUP INC........ COMMON SHARES  38141G104 $    322,575.00     1,500.00 Sh      SOLE                                    1,500.00
HARRAHS
ENTERTAINMENT
INC.............. COMMON SHARES  413619107 $    230,750.00     2,600.00 Sh      SOLE                                    2,600.00
HEWLETT-
PACKARD CO....... COMMON SHARES  428236103 $227,160,000.00 4,500,000.00 Sh    SHARED      1                         4,500,000.00
HEWLETT-
PACKARD CO....... COMMON SHARES  428236103 $    217,064.00     4,300.00 Sh      SOLE                                    4,300.00
HEWLETT-
PACKARD CO....... COMMON SHARES  428236103 $  1,817,280.00    36,000.00 Sh      SOLE                                   36,000.00
HJ HEINZ CO...... COMMON SHARES  423074103 $    220,376.28     4,721.00 Sh      SOLE                                    4,721.00
HONEYWELL
INTERNATIONAL
INC.............. COMMON SHARES  438516106 $    153,925.00     2,500.00 Sh      SOLE                                    2,500.00
HOSPIRA INC...... COMMON SHARES  441060100 $     98,072.00     2,300.00 Sh      SOLE                                    2,300.00
ISHARES RUSSELL
2000............. COMMON SHARES  464287655 $  2,277,600.00    30,000.00 Sh      SOLE                                   30,000.00
JOHNSON &
JOHNSON.......... COMMON SHARES  478160104 $  2,214,440.00    33,200.00 Sh      SOLE                                   33,200.00
JPMORGAN
CHASE & CO....... COMMON SHARES  46625H100 $    295,990.65     6,781.00 Sh      SOLE                                    6,781.00
KING
PHARMACEUTICALS
INC.............. COMMON SHARES  495582108 $     55,296.00     5,400.00 Sh      SOLE                                    5,400.00
MCDONALDS
CORP............. COMMON SHARES  580135101 $  2,592,040.00    44,000.00 Sh      SOLE                                   44,000.00
MEDTRONIC INC.... COMMON SHARES  585055106 $    100,540.00     2,000.00 Sh      SOLE                                    2,000.00
MICROSOFT
CORP............. COMMON SHARES  594918104 $  7,077,280.00   198,800.00 Sh      SOLE                                  198,800.00
MONSANTO CO...... COMMON SHARES  61166W101 $    363,550.95     3,255.00 Sh      SOLE                                    3,255.00
NEWMONT MINING
CORP............. COMMON SHARES  651639106 $    975,086.27    19,969.00 Sh      SOLE                                   19,969.00
NORFOLK
SOUTHERN CORP.... COMMON SHARES  655844108 $  1,220,648.00    24,200.00 Sh      SOLE                                   24,200.00
NORTHROP
GRUMMAN CORP..... COMMON SHARES  666807102 $     86,504.00     1,100.00 Sh      SOLE                                    1,100.00
PEPSICO INC...... COMMON SHARES  713448108 $    113,850.00     1,500.00 Sh      SOLE                                    1,500.00
PFIZER INC....... COMMON SHARES  717081103 $    315,242.37    13,869.00 Sh      SOLE                                   13,869.00
PFIZER INC....... COMMON SHARES  717081103 $  1,091,040.00    48,000.00 Sh      SOLE                                   48,000.00
PROCTER &
GAMBLE CO........ COMMON SHARES  742718109 $  3,436,056.00    46,800.00 Sh      SOLE                                   46,800.00
RDS Stock........ COMMON SHARES  780259206 $  2,694,400.00    32,000.00 Sh      SOLE                                   32,000.00
SPDR TRUST SERIES
1................ COMMON SHARES  78462F103 $  3,757,831.30    25,670.00 Sh      SOLE                                   25,670.00
SPDR TRUST SERIES
1................ COMMON SHARES  78462F103 $  3,586,555.00    24,500.00 Sh      SOLE                                   24,500.00
TEXAS
INSTRUMENTS
INC.............. COMMON SHARES  882508104 $    207,080.00     6,200.00 Sh      SOLE                                    6,200.00
US BANCORP....... COMMON SHARES  902973304 $ 15,870,000.00   500,000.00 Sh      SOLE                                  500,000.00
WACHOVIA CORP.... COMMON SHARES  929903102 $     38,030.00     1,000.00 Sh      SOLE                                    1,000.00
YAHOO! INC....... COMMON SHARES  984332106 $     69,780.00     3,000.00 Sh      SOLE                                    3,000.00
                                   Totals: $400,774,725.44 9,068,736.00
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